Expense Example, No Redemption - JPMorgan Active China ETF - JPMorgan Active China ETF	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 15
Expense Example, No Redemption, 3 Years	104
Expense Example, No Redemption, 5 Years	260
Expense Example, No Redemption, 10 Years	$ 713